Stock-Based Compensation - Summary of Stock-Based Awards (Details) - Stock-Based Awards [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stock-Based Compensation [Abstract]
Unvested, Number, Beginning Balance (in Shares)	2,314,347	261,461
Unvested, Weighted Average Fair Value on Grant Date, Beginning Balance	$ 25.55	$ 21.92
Granted in September 2025, Number (in Shares)		2,375,250
Granted in September 2025, Weighted Average Fair Value on Grant Date		$ 25.55
Vested, Number (in Shares)	(121,806)	(322,364)
Vested, Actual Fair Value on Vesting Date	$ 37.42	$ 28.23
Unvested, Number, Ending Balance (in Shares)	2,192,541	2,314,347
Unvested, Weighted Average Fair Value on Grant Date, Ending Balance	$ 25.55	$ 25.55